OPERATING LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE LIABILITIES
Short-term lease liabilities	$ 2,152,677	$ 650,665	$ 443,693
Long-term lease liabilities	674,496	619,774	393,913
Total	$ 2,827,173	$ 1,270,439	$ 837,606
Minimum
OPERATING LEASE LIABILITIES
Short-term lease liabilities, Interest rate %	14.00%	14.00%	14.00%
Long-term lease liabilities, Interest rate %	14.00%	14.00%	14.00%
Maximum
OPERATING LEASE LIABILITIES
Short-term lease liabilities, Interest rate %	36.00%	24.00%	22.00%
Long-term lease liabilities, Interest rate %	36.00%	24.00%	22.00%